Share-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Detail) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Beginning balance	15,251,661	17,520,555	17,520,555
Number of options, Forfeited	(18,000)	(5,750)
Number of options Exercised	(1,605,752)	(714,000)
Number of options, Ending balance	13,627,909	16,800,805	15,251,661	17,520,555
Number of options, Expected to vest	0
Number of options, Exercisable	13,627,909
Weighted average exercise price, Beginning balance	$ 2.5458	$ 2.5210	$ 2.5210
Weighted average exercise price Exercised	2.5500	$ 2.2298
Weighted average exercise price, Ending balance			$ 2.5458	$ 2.5210
Weighted average exercise price, Expected to vest	0
Weighted average exercise price, Exercisable	$ 2.5453
Weighted average remaining contractual life	7 years 4 months 13 days	8 years 3 months 25 days	7 years 10 months 2 days	8 years 9 months 25 days
Weighted average remaining contractual life, Exercisable	7 years 4 months 13 days